THOMAS G. KIMBLE & ASSOCIATES
                  311 South State Street, Suite 440
                      Salt Lake City, Utah 84111
                            (801) 531-0066
                       Facsimile (801) 359-6603

                          September 6, 2005

Mail Stop 3561

Pradip Bhaumik, Attorney-Advisor
Division of Corporation Finance
Securities & Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:  Barossa Coffee Company, Inc. File No. 333-126514

Dear Mr. Bhaumik:

     Barossa Coffee Company, Inc. filed electronically with the Commission on or about September 6, 2005, Amendment No. 4 to the Form SB-2 filed on July 11, 2005. This amendment is filed solely to revise the registration statement to reflect a change in the escrow agent from Brighton Bank to Thomas G. Kimble & Associates, P.C., and to file the revised escrow agreement as an exhibit. There are no other changes. Brighton Bank informed us they are no longer willing to serve as escrow agent, as they have hitherto done. All subscription payments received will be forwarded, by noon of the next business day following receipt, to Thomas G. Kimble & Associates, P.C., for deposit into the special escrow account being maintained at Brighton Bank by Thomas G. Kimble & Associates, P.C. as escrow agent. This amendment is not filed to respond to any outstanding staff comments. You have previously advised us you had no further comments. Please advise us as soon as possible whether there are any comments in response to these revisions. If there are none, we will file a request for acceleration of the effective date, as we previously discussed. Changes from the form of prospectus included in the registration statement previously filed are tagged to indicate text which revises or replaces the previous text. The Issuer would like this registration statement to be declared effective as soon as possible.

                              Sincerely yours,

                              THOMAS G. KIMBLE & ASSOCIATES


                              /s/Van L. Butler
                              Van L. Butler